Bank Borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Feb. 15, 2017	Dec. 31, 2016
Borrowings [abstract]
Non-current amount drawn down	$ 0		$ 179,473
Current amount drawn down	1,003		241,818
Total	1,003		421,291
Borrowings to finance investments
Borrowings [abstract]
Principal amount			76,000
Non-current amount drawn down			8,198
Current amount drawn down			64,545
Total			72,743
Credit facilities
Borrowings [abstract]
Principal amount	200,000		453,000
Non-current amount drawn down			171,260
Current amount drawn down			166,950
Total			338,210
Discounted Bills And Notes
Borrowings [abstract]
Principal amount			8,000
Current amount drawn down			719
Total			719
Other
Borrowings [abstract]
Principal amount			10,000
Non-current amount drawn down			15
Current amount drawn down	1,003		9,604
Total	1,003		$ 9,619
Senior Notes due 2022
Borrowings [abstract]
Principal amount	$ 350,000	$ 350,000